SILVER STREAM DERIVATIVE LIABILITY (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SILVER STREAM DERIVATIVE LIABILITY
Beginning Balance	$ (13,260)	$ 0
Fair value of Silver Stream derivative liability - Initial Recognition on July 2, 2020		(7,378,000)
Advance payment received (Tranche 2) (US$7.5 million)	(9,808,000)
Change in fair value during the period	(3,046,000)	(5,882,000)
Ending Balance	$ (26,114)	$ (13,260)